Quarterly Report
March 31, 2020
MFS®  Global Equity Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 4.1%
Honeywell International, Inc.	7,907	$1,057,878
MTU Aero Engines Holding AG	1,460	213,894
Rolls-Royce Holdings PLC	61,062	256,973
United Technologies Corp.	4,182	394,488
		$1,923,233
Airlines – 0.9%
Aena S.A.	3,715	$405,426
Alcoholic Beverages – 5.4%
Ambev S.A.	38,468	$88,247
Carlsberg A.S., “B”	2,328	264,747
Diageo PLC	32,369	1,036,736
Heineken N.V. (l)	4,888	409,116
Pernod Ricard S.A.	5,173	735,801
		$2,534,647
Apparel Manufacturers – 3.8%
Burberry Group PLC	11,177	$182,857
Compagnie Financiere Richemont S.A.	8,275	453,508
LVMH Moet Hennessy Louis Vuitton SE	3,084	1,144,767
		$1,781,132
Automotive – 0.3%
Aptiv PLC	3,207	$157,913
Broadcasting – 2.9%
Omnicom Group, Inc.	3,301	$181,225
Walt Disney Co.	8,736	843,897
WPP Group PLC	45,515	310,126
		$1,335,248
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	3,565	$119,855
Deutsche Boerse AG	1,609	221,025
TD Ameritrade Holding Corp.	10,534	365,109
		$705,989
Business Services – 6.6%
Accenture PLC, “A”	7,229	$1,180,206
Adecco S.A.	4,593	181,220
Brenntag AG	5,645	213,266
Cognizant Technology Solutions Corp., “A”	8,780	408,007
Compass Group PLC	19,586	306,024
Equifax, Inc.	3,750	447,937
PayPal Holdings, Inc. (a)	3,570	341,792
		$3,078,452
Cable TV – 3.1%
Comcast Corp., “A”	42,035	$1,445,163
Chemicals – 2.5%
3M Co.	4,954	$676,270
PPG Industries, Inc.	5,616	469,498
		$1,145,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.8%
Check Point Software Technologies Ltd. (a)	5,904	$593,588
Oracle Corp.	14,907	720,455
		$1,314,043
Consumer Products – 6.1%
Colgate-Palmolive Co.	8,589	$569,966
Essity AB	38,894	1,199,387
Reckitt Benckiser Group PLC	13,730	1,053,745
		$2,823,098
Electrical Equipment – 4.2%
Amphenol Corp., “A”	3,067	$223,523
Legrand S.A.	8,082	519,346
Resideo Technologies, Inc. (a)	1,366	6,612
Schneider Electric SE	14,293	1,230,606
		$1,980,087
Electronics – 2.0%
Hoya Corp.	4,100	$348,741
Microchip Technology, Inc.	2,507	169,975
Samsung Electronics Co. Ltd.	10,300	400,300
		$919,016
Food & Beverages – 5.6%
Danone S.A.	11,446	$738,205
Kellogg Co.	5,805	348,242
Nestle S.A.	14,609	1,505,724
		$2,592,171
Gaming & Lodging – 0.8%
Marriott International, Inc., “A”	3,472	$259,741
Sands China Ltd.	18,800	68,420
Wynn Resorts Ltd.	801	48,212
		$376,373
Insurance – 1.2%
Aon PLC	3,409	$562,621
Internet – 0.8%
eBay, Inc.	12,078	$363,065
Leisure & Toys – 0.2%
Harley-Davidson, Inc.	4,328	$81,929
Machinery & Tools – 1.3%
Kubota Corp.	48,900	$625,501
Major Banks – 4.0%
Bank of New York Mellon Corp.	15,781	$531,504
Erste Group Bank AG	5,784	107,205
Goldman Sachs Group, Inc.	3,317	512,775
State Street Corp.	6,722	358,081
UBS Group AG	38,789	362,539
		$1,872,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 14.8%
Abbott Laboratories	9,727	$767,558
Cooper Cos., Inc.	1,829	504,200
EssilorLuxottica	1,621	174,890
Medtronic PLC	15,148	1,366,047
Olympus Corp.	24,300	350,708
Sonova Holding AG	337	60,841
Stryker Corp.	5,009	833,948
Thermo Fisher Scientific, Inc.	5,482	1,554,695
Waters Corp. (a)	3,007	547,424
Zimmer Biomet Holdings, Inc.	7,191	726,866
		$6,887,177
Network & Telecom – 0.9%
Cisco Systems, Inc.	10,689	$420,185
Oil Services – 0.3%
National Oilwell Varco, Inc.	3,760	$36,961
NOW, Inc. (a)	2,233	11,522
Schlumberger Ltd.	5,426	73,197
		$121,680
Other Banks & Diversified Financials – 5.0%
American Express Co.	5,888	$504,071
Grupo Financiero Banorte S.A. de C.V.	25,837	70,794
Julius Baer Group Ltd.	4,980	170,022
Kasikornbank Co. Ltd.	17,500	48,526
Visa, Inc., “A”	9,516	1,533,218
		$2,326,631
Pharmaceuticals – 5.5%
Bayer AG	13,381	$785,467
Johnson & Johnson	1,498	196,433
Merck KGaA	4,201	435,612
Roche Holding AG	3,603	1,171,386
		$2,588,898
Railroad & Shipping – 4.7%
Canadian National Railway Co.	12,121	$940,953
Kansas City Southern Co.	6,873	874,108
Union Pacific Corp.	2,734	385,604
		$2,200,665
Real Estate – 0.4%
Deutsche Wohnen SE	4,775	$182,442
Restaurants – 0.4%
Whitbread PLC	5,322	$199,294
Specialty Chemicals – 4.6%
Akzo Nobel N.V.	7,847	$517,324
L'Air Liquide S.A.	4,398	563,722
Linde PLC	1,353	234,069
Linde PLC	4,572	824,992
		$2,140,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.3%
Hermes International	174	$120,175
Sally Beauty Holdings, Inc. (a)	4,346	35,116
		$155,291
Trucking – 1.1%
United Parcel Service, Inc., “B”	5,394	$503,907
Total Common Stocks		$45,749,256
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.28% (v)	815,299	$815,462

Other Assets, Less Liabilities – 0.1%		64,672
Net Assets – 100.0%		$46,629,390
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $815,462 and $45,749,256, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$23,955,068	$824,992	$—	$24,780,060
France	—	5,227,512	—	5,227,512
Switzerland	—	3,905,240	—	3,905,240
United Kingdom	—	3,345,755	—	3,345,755
Germany	—	2,051,706	—	2,051,706
Japan	—	1,324,950	—	1,324,950
Sweden	—	1,199,387	—	1,199,387
Canada	940,953	—	—	940,953
Netherlands	—	926,440	—	926,440
Other Countries	1,065,902	981,351	—	2,047,253
Mutual Funds	815,462	—	—	815,462
Total	$26,777,385	$19,787,333	$—	$46,564,718
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $53,781. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $54,374.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$198,259	$3,190,808	$2,573,668	$102	$(39)	$815,462
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,747	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	55.0%
France	11.2%
Switzerland	8.4%
United Kingdom	7.2%
Germany	4.4%
Japan	2.8%
Sweden	2.6%
Canada	2.0%
Netherlands	2.0%
Other Countries	4.4%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.